Borrowings - Schedule of debt (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Schedule of debt
Credit facilities of revenues	¥ 530,000
Credit facilities | Third party banks
Schedule of debt
Maximum borrowing capacity	¥ 780,000